Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

33.Commitments

(a)Capital commitments

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	34,772	162

(b)Lease commitments

The Group leases certain office buildings under non-cancellable lease agreements.

The Group has recognized right-of-use assets for these leases, except for short- term and low-value leases (Note 14). The future minimum lease payables under such non-cancellable leases not recognized in the financial statements at each year-end date are as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
No later than 1 year	1,271	853
Later than 1 year but no later than 3 years	38	22
	1,309	875